RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS	NOTE 6 - RELATED PARTY TRANSACTIONS During the period ended March 31, 2011, the Company paid $11,000 in management fees to its parent company, Portus, Inc.	NOTE 7 - RELATED PARTY TRANSACTIONS During 2012, the Company paid $180,800 in management fees to its parent company, Portus, Inc.